Corporate Information - Information related Covid-19 pandemic (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Mar. 28, 2020	Dec. 31, 2020
Information Related To COVID-19 Pandemic [Line Items]
Amount Of Discount Obtained For Leased Buildings, Due To COVID 19 Pandemic	R$ 350
Additional loan agreement, due to COVID - 19 pandemic
Information Related To COVID-19 Pandemic [Line Items]
Increase in allowance for doubtful accounts, due to COVID - 19 pandemic		R$ 6,996
Additional expenses incurred, due to COVID - 19 pandemic		7,707
Incremental charge to inventory reserves, due to COVID - 19 pandemic		287
Amount Of Discount Obtained For Leased Buildings, Due To COVID 19 Pandemic		350
Notional amount		R$ 200,000